INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the derivative financial liability) (Details) - Non-current liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	$ 0
Balance at end of the period	(59,616)
Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning of the period	0
Derivative financial asset at date of issue of Term Loan	(1,872)
Fair value adjustments in the period	303
Balance at end of the period	$ (1,569)